Related party transactions - Schedule of Transactions with Related Parties (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Disclosure of transactions between related parties [line items]
Revenues	€ 1,904,549	€ 1,492,840	[1]	€ 1,292,402	[1]
Cost of sales	680,235	564,832	[1]	495,702	[1]
Selling, general and administrative expenses	901,364	695,084	[1]	822,897	[1]
Marketing expenses	114,802	85,147	[1]	67,831	[1]
Foreign exchange losses	(5,262)	(7,869)	[1]	(7,791)	[1]
Zegna Group
Disclosure of transactions between related parties [line items]
Revenues	1,904,549	1,492,840		1,292,402
Cost of sales	680,235	564,832		495,702
Selling, general and administrative expenses	901,364	695,084		822,897
Marketing expenses	114,802	85,147		67,831
Financial income/(expenses)	(30,839)	(41,026)		2,066
Foreign exchange losses	(5,262)	(7,869)		(7,791)
Norda Run Inc.
Disclosure of transactions between related parties [line items]
Revenues	4,433
Luigi Fedeli e Figlio S.r.l.
Disclosure of transactions between related parties [line items]
Revenues	7,048
Associates
Disclosure of transactions between related parties [line items]
Revenues	3,324	35,526		23,096
Cost of sales	7,227	3,304		177
Selling, general and administrative expenses	1,003	6,457		7,730
Marketing expenses	0	0		0
Financial income/(expenses)	89	136		596
Foreign exchange losses	(14)	0		0
Associates | TFI Group
Disclosure of transactions between related parties [line items]
Revenues	3,233	35,525		23,047
Cost of sales	288	0		0
Selling, general and administrative expenses	740	6,396		7,730
Marketing expenses	0	0		0
Financial income/(expenses)	(7)	136		596
Foreign exchange losses	0	0		0
Royalties	181	3,956		4,081
Associates | Filati Biagioli Modesto S.r.l.
Disclosure of transactions between related parties [line items]
Revenues	5	0		49
Cost of sales	4,782	3,304		177
Selling, general and administrative expenses	141	61		0
Marketing expenses	0	0		0
Financial income/(expenses)	96	0		0
Foreign exchange losses	0	0		0
Associates | Norda Run Inc.
Disclosure of transactions between related parties [line items]
Revenues	0	0		0
Cost of sales	2,072	0		0
Selling, general and administrative expenses	122	0		0
Marketing expenses	0	0		0
Financial income/(expenses)	0	0		0
Foreign exchange losses	(14)	0		0
Associates | Pelletteria Tizeta S.r.l.
Disclosure of transactions between related parties [line items]
Revenues	0	1		0
Cost of sales	0	0		0
Selling, general and administrative expenses	0	0		0
Marketing expenses	0	0		0
Financial income/(expenses)	0	0		0
Foreign exchange losses	0	0		0
Associates | Luigi Fedeli e Figlio S.r.l.
Disclosure of transactions between related parties [line items]
Revenues	86	0		0
Cost of sales	85	0		0
Selling, general and administrative expenses	0	0		0
Marketing expenses	0	0		0
Financial income/(expenses)	0	0		0
Foreign exchange losses	0	0		0
Companies controlled by Monterubello or its shareholders, the Company's directors or Senior Management Team | EZ Real Estate
Disclosure of transactions between related parties [line items]
Revenues	4	8		58
Cost of sales	2,580	2,545		830
Selling, general and administrative expenses	4,100	3,638		1,659
Marketing expenses	2,072	0		84
Financial income/(expenses)	(545)	(490)		0
Foreign exchange losses	0	0		0
Companies controlled by Monterubello or its shareholders, the Company's directors or Senior Management Team | Schneider Group
Disclosure of transactions between related parties [line items]
Revenues	25	23		20
Cost of sales	14,209	14,785		5,623
Selling, general and administrative expenses	14	52		0
Marketing expenses	0	0		0
Financial income/(expenses)		0		0
Foreign exchange losses	0	0		0
Companies controlled by Monterubello or its shareholders, the Company's directors or Senior Management Team | Alan Real Estate S.A.
Disclosure of transactions between related parties [line items]
Revenues	0			0
Cost of sales	1,650	1,692		274
Selling, general and administrative expenses	3,100	1,415		520
Marketing expenses	0	0		0
Financial income/(expenses)	(310)	(13)		0
Foreign exchange losses	(8)	0		0
Companies controlled by Monterubello or its shareholders, the Company's directors or Senior Management Team | Agnona S.r.l.
Disclosure of transactions between related parties [line items]
Revenues	64	195		373
Cost of sales	35	262		0
Selling, general and administrative expenses	210	81		5,665
Marketing expenses	32	0		0
Financial income/(expenses)	(1)	0		0
Foreign exchange losses	(1)	0		0
Companies controlled by Monterubello or its shareholders, the Company's directors or Senior Management Team | 61 West 23rd Street LLC
Disclosure of transactions between related parties [line items]
Revenues	0	0		0
Cost of sales	0	0		0
Selling, general and administrative expenses	0
Marketing expenses	0	0		0
Financial income/(expenses)	0	0		0
Foreign exchange losses	0	0		0
Companies controlled by Monterubello or its shareholders, the Company's directors or Senior Management Team | 61 West 23rd Street LLC | Adjustment
Disclosure of transactions between related parties [line items]
Selling, general and administrative expenses		(16)		(14)
Companies controlled by Monterubello or its shareholders, the Company's directors or Senior Management Team | Other companies controlled by Monterubello or its shareholders, Zegna directors or senior management
Disclosure of transactions between related parties [line items]
Revenues	195	1		9
Cost of sales	5,827	6,086		491
Selling, general and administrative expenses	614	33		0
Marketing expenses	6	0		0
Financial income/(expenses)	3	(8)		(40)
Foreign exchange losses	0	0		0
UBS Group AG
Disclosure of transactions between related parties [line items]
Revenues	0	0		0
Cost of sales	0	0		0
Selling, general and administrative expenses	3,108	0		0
Marketing expenses	0	0		0
Financial income/(expenses)	(1,522)	0		0
Foreign exchange losses	350	0		0
Other
Disclosure of transactions between related parties [line items]
Revenues	0	0		0
Cost of sales	0	0		0
Selling, general and administrative expenses	3,038	2,563		1,284
Marketing expenses	0	0		0
Financial income/(expenses)	0	0		(20,675)
Foreign exchange losses	0	0		0
Related parties
Disclosure of transactions between related parties [line items]
Revenues	3,612	35,753		23,556
Cost of sales	31,528	28,674		7,395
Selling, general and administrative expenses	15,187	14,223		16,844
Marketing expenses	2,110	0		84
Financial income/(expenses)	(2,286)	(375)		(20,119)
Foreign exchange losses	€ 327	€ 0		€ 0

[1]
(*) Starting with the year ended December 31, 2023, the Group presents the consolidated statement of profit and loss by function, which is most representative of the way the Chief Operating Decision Maker and management view the business, and therefore it provides reliable and more relevant information and is consistent with international practice. In order to conform to this new presentation, the information for the year ended December 31, 2022 and 2021 have been reclassified compared to what was previously presented by the Group.